Concentrations, Risk and Uncertainties	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 15 – CONCENTRATIONS, RISK AND UNCERTAINTIES

Customer concentration – The Company has the following concentrations of business with each customer constituting greater than 10% of the Company’s net sales:

	The year ended
	December 31, 2011	December 31, 2010

Beijing MINGHESHIJI Media Ltd.	-	31.10%
Shanxi China Mobil Ltd.	-	10.40%

As at December 31, 2011, there is no accounts receivable due from customers. The Company did not have any concentrations of business for both customers and suppliers for the year ended December 31, 2011 due to the minimal operations and termination of contract with YR TV Station.

Credit risk on cash and cash equivalents – The Company maintains its cash and cash equivalents in accounts with major financial institutions in the United States of America and the PRC, in the form of demand deposits and money market accounts. Deposits in banks may exceed the amounts of federal deposit insurance provided on such deposits. As of December 31, 2011 the Federal Deposit Insurance Corporation insured balances in bank accounts up to $250,000. At December 31, 2011, the uninsured balances amounted to approximately $1.8 million. The Company has not experienced any losses on its deposits of cash and cash equivalents.